Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
General administration expenses	$ 2,109,037	$ 2,845,237	$ 11,709,118	$ 7,995,201
Salaries, wages, and consulting fees	800,337	942,394	3,940,024	3,605,373
Total	$ 2,909,374	$ 3,787,631	$ 15,649,142	$ 11,600,574